245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 1, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Income Fund (the trust): File Nos. 002-92661 and 811-04085

Fidelity Environmental Bond Fund

Fidelity Flex Core Bond Fund

Fidelity Government Income Fund

Fidelity Intermediate Government Income Fund

Fidelity Series Government Bond Index Fund

Fidelity Total Bond Fund

Fidelity Total Bond K6 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust